Fair value of financial instruments - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 485,205	$ 439,343
Carrying value	474,308	430,178
Difference between carrying value and contractual maturity amount	(10,897)	(9,165)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	798	(2,372)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,083)	(1,883)
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	27,131	22,328
Carrying value	26,702	21,959
Difference between carrying value and contractual maturity amount	(429)	(369)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	112	(238)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(57)	(166)
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	147,844	160,775
Carrying value	137,454	152,119
Difference between carrying value and contractual maturity amount	(10,390)	(8,656)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	683	(2,135)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,030)	(1,718)
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	11,485	7,208
Carrying value	11,462	7,196
Difference between carrying value and contractual maturity amount	(23)	(12)
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	186,460	190,311
Carrying value	175,618	181,274
Difference between carrying value and contractual maturity amount	(10,842)	(9,037)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	795	(2,373)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,087)	(1,884)
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	298,734	248,963
Carrying value	298,679	248,835
Difference between carrying value and contractual maturity amount	(55)	(128)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	3	1
Cumulative change in fair value attributable to changes in credit risk for positions still held	4	1
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	11	69
Carrying value	$ 11	$ 69